Not FDIC Insured May Lose Value No Bank Guarantee
325-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Dynamic Income Fund 2
Notes to Schedule of Investments 10

Templeton Global Investment Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Global Dynamic Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 43.0%
China 0.8%
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,652,000 $ 2,447,917
France 2.2%
BNP Paribas SA ................. Banks 74,668 6,829,344
Germany 6.3%
Daimler Truck Holding AG .......... Machinery 100,824 4,169,226
Deutsche Post AG ................ Air Freight & Logistics 83,623 3,736,890
Deutsche Telekom AG ............. Diversified Telecommunication Services 96,496 3,287,567
Fresenius Medical Care AG ......... Health Care Providers & Services 78,885 4,168,091
Siemens AG .................... Industrial Conglomerates 16,157 4,362,035
19,723,809
Hong Kong 0.8%
Link REIT ...................... Retail REITs 473,100 2,430,782
Japan 5.1%
Mitsubishi Electric Corp. ........... Electrical Equipment 165,200 4,242,954
SoftBank Corp. .................. Wireless Telecommunication Services 2,197,800 3,232,523
Sumitomo Mitsui Financial Group, Inc. . Banks 152,200 4,281,824
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 23,700 4,201,227
15,958,528
Netherlands 2.6%
ING Groep NV .................. Banks 197,939 5,189,121
SBM Offshore NV ................ Energy Equipment & Services 112,783 2,886,237
8,075,358
South Korea 1.6%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 85,471 5,124,014
Taiwan 3.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 215,300 9,352,164
United Kingdom 6.8%
AstraZeneca plc ................. Pharmaceuticals 26,183 4,011,265
Barratt Redrow plc ............... Household Durables 499,696 2,628,983
a
HSBC Holdings plc , ADR .......... Banks 60,700 4,308,486
Imperial Brands plc ............... Tobacco 143,232 6,084,703
Lloyds Banking Group plc .......... Banks 3,759,176 4,253,827
21,287,264
United States 13.8%
Alphabet, Inc. , A ................. Interactive Media & Services 18,164 4,415,668
BP plc ......................... Oil, Gas & Consumable Fuels 1,140,471 6,548,189
Cisco Systems, Inc. .............. Communications Equipment 60,464 4,136,947
CVS Health Corp. ................ Health Care Providers & Services 59,684 4,499,577
Dell Technologies, Inc. , C .......... Technology Hardware, Storage & Peripherals 29,609 4,197,668
Delta Air Lines, Inc. ............... Passenger Airlines 29,656 1,682,978
KeyCorp ....................... Banks 359,201 6,713,467
PNC Financial Services Group, Inc.
(The) ........................ Banks 20,141 4,046,931
Shell plc ....................... Oil, Gas & Consumable Fuels 114,373 4,102,267
Target Corp. .................... Consumer Staples Distribution & Retail 30,895 2,771,281
43,114,973
Total Common Stocks (Cost $ 97,117,608 ) ......................................
134,344,153

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Equity-Linked Securities 10.4%
United States 10.4%
b
BNP Paribas Issuance BV into CNH
Industrial NV , 144A, 8.18% , 9/01/26 . Machinery 352,379 $ 3,871,386
b
Goldman Sachs Bank USA Holdings
LLC into DuPont de Nemours, Inc. ,
144A, 9.29% , 9/01/26 ............ Chemicals 56,702 4,315,808
b
Goldman Sachs Bank USA Holdings
LLC into UnitedHealth Group, Inc. ,
144A, 17.4% , 9/01/26 ............ Health Care Providers & Services 13,809 4,411,596
b
Goldman Sachs Bank USA into Hewlett
Packard Enterprise Co. , 144A, 9.63% ,
9/01/26 ...................... Technology Hardware, Storage & Peripherals 194,160 4,476,622
b
Royal Bank of Canada into Fidelity
National Information Services, Inc. ,
144A, 7.71% , 2/03/26 ............ Financial Services 51,754 3,498,701
b
Royal Bank of Canada into Freeport-
McMoRan, Inc. , 144A, 16.79% ,
2/03/26 ...................... Metals & Mining 109,221 3,926,292
b
Royal Bank of Canada into Zimmer
Biomet Holdings, Inc. , 144A, 6.41% ,
2/03/26 ...................... Health Care Equipment & Supplies 36,631 3,670,977
b
Wells Fargo Bank NA into HCA
Healthcare, Inc. , 144A, 8.77% ,
2/04/26 ...................... Health Care Providers & Services 13,000 4,532,278
32,703,660
Total Equity-Linked Securities (Cost $ 33,302,378 ) ...............................
32,703,660
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b ,c ,d
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
b ,c ,d
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 36.1%
Brazil 2.5%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,887,000 BRL 2,453,807
10% , 1/01/33 .................. 22,573,000 BRL 3,587,641
F , 10% , 1/01/29 ................ 10,513,000 BRL 1,819,561
7,861,009
Cameroon 0.9%
b
Cameroon Government Bond , Senior
Bond , 144A, 5.95% , 7/07/32 ....... 2,890,000 EUR 2,798,279

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia 3.9%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 83,000,000 COP $ 20,998
Colombia Titulos de Tesoreria ,
B , 7% , 3/26/31 ................. 5,042,200,000 COP 1,075,443
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP 1,049,876
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,343,643
B , 6.25% , 7/09/36 .............. 15,617,200,000 COP 2,759,025
B , 9.25% , 5/28/42 .............. 28,915,500,000 COP 6,035,334
12,284,319
Dominican Republic 1.6%
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,840,195
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 750,006
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,342,811
4,933,012
Ecuador 1.4%
b
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 5,935,000 4,443,831
Egypt 1.1%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,139,324
b
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 920,420
b
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 400,509
3,460,253
El Salvador 0.0%
†
b
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 25,000 25,469
Gabon 1.2%
b
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 2,036,026
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,736,503
3,772,529
Ghana 0.7%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 2,732,549 GHS 199,051
8.5% , 2/15/28 ................. 2,551,803 GHS 175,285
8.65% , 2/13/29 ................ 3,547,677 GHS 231,685
8.8% , 2/12/30 ................. 3,641,567 GHS 227,908
8.95% , 2/11/31 ................. 1,662,004 GHS 100,345
9.1% , 2/10/32 ................. 3,568,500 GHS 209,335
9.25% , 2/08/33 ................ 3,128,262 GHS 179,328
9.4% , 2/07/34 ................. 3,398,749 GHS 191,396
9.55% , 2/06/35 ................ 1,762,443 GHS 97,951
9.7% , 2/05/36 ................. 2,706,421 GHS 149,072
9.85% , 2/03/37 ................ 2,066,847 GHS 113,231
10% , 2/02/38 .................. 2,994,077 GHS 163,625
2,038,212

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece 0.4%
b
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 514,000 EUR $ 649,542
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 580,000 EUR 687,338
1,336,880
India 4.5%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 7,782,587
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,575,231
Senior Note , 7.1% , 4/18/29 ....... 314,770,000 INR 3,663,650
14,021,468
Ivory Coast 0.5%
b
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.875% , 10/17/40 957,000 EUR 1,050,990
Senior Bond , 144A, 6.625% , 3/22/48 650,000 EUR 654,833
1,705,823
Kazakhstan 2.6%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 285,782
15.35% , 11/18/27 ............... 27,100,000 KZT 47,095
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 584,183
10.4% , 4/12/28 ................ 225,400,000 KZT 352,937
15.3% , 3/03/29 ................ 833,280,000 KZT 1,428,553
10.55% , 7/28/29 ................ 54,200,000 KZT 80,205
11% , 2/04/30 .................. 127,900,000 KZT 187,964
12% , 3/07/30 .................. 265,690,000 KZT 404,198
12% , 2/22/31 .................. 354,290,000 KZT 534,276
10.3% , 3/17/31 ................ 1,747,020,000 KZT 2,454,273
14% , 5/12/31 .................. 215,190,000 KZT 351,065
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 286,183
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 521,978
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 767,870
8,286,562
Kenya 2.2%
b
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 6,944,336
Mexico 1.4%
Petroleos Mexicanos , Senior Note ,
6.84% , 1/23/30 ................ 4,240,000 4,315,421
Nigeria 0.7%
b
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 1,860,000 2,071,741
Panama 1.5%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 610,768
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,804,495

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 $ 1,224,779
4,640,042
Rwanda 1.4%
b
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 4,800,000 4,322,654
South Africa 4.2%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 79,410,000 ZAR 4,517,094
Senior Bond , 8.5% , 1/31/37 ....... 16,984,000 ZAR 906,242
Senior Bond , 9% , 1/31/40 ........ 47,450,000 ZAR 2,517,720
Senior Bond , 8.75% , 1/31/44 ...... 102,089,300 ZAR 5,148,526
13,089,582
Spain 0.7%
b
Spain Government Bond , Senior Bond ,
144A, Reg S, 3.15% , 4/30/35 ...... 1,845,000 EUR 2,157,859
Supranational 0.4%
b,e
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 80,300,000 INR 889,549
e
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 34,500,000 INR 391,613
1,281,162
Uruguay 2.3%
f
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 51,564,690 UYU 1,355,441
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 214,885,342 UYU 5,776,725
7,132,166
Total Foreign Government and Agency Securities (Cost $ 111,609,181 ) .............
112,922,609
U.S. Government and Agency Securities 1.0%
United States 1.0%
U.S. Treasury Notes , 3.875%, 6/30/30 . 3,050,000 3,068,943
Total U.S. Government and Agency Securities (Cost $ 3,039,055 ) ..................
3,068,943
Shares
Escrows and Litigation Trusts 0.0%
†
c,g
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 2,566
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,566
Total Long Term Investments (Cost $ 249,457,742 ) ...............................
283,041,931

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 5.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.7%
Egypt 4.7%
h
Egypt Treasury Bills ,
25 .956% , 10/07/25 .............. 82,425,000 EGP $ 1,723,372
25 .33% , 12/16/25 ............... 43,575,000 EGP 863,849
25 .52% , 1/06/26 ................ 87,575,000 EGP 1,711,292
25 .7% , 3/10/26 ................ 74,375,000 EGP 1,394,131
25 .69% , 3/17/26 ................ 49,525,000 EGP 924,196
25 .69% , 3/24/26 ................ 69,200,000 EGP 1,285,644
25 .05% , 3/31/26 ................ 17,750,000 EGP 329,247
25 .68% , 4/07/26 ................ 91,550,000 EGP 1,685,984
25 .4% , 6/16/26 ................ 105,350,000 EGP 1,861,554
25 .39% , 6/30/26 ................ 77,325,000 EGP 1,355,085
25 .35% , 7/07/26 ................ 96,425,000 EGP 1,683,310
14,817,664
Total Foreign Government and Agency Securities (Cost $ 14,417,636 ) ..............
14,817,664
Shares
Money Market Funds 0.0%
†
United States 0.0%
†
i,j
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 9,525 9,525
Total Money Market Funds (Cost $ 9,525 ) .......................................
9,525
Investments from Cash Collateral Received for Loaned
Securities 0.6%
Money Market Funds 0.6%
i,j
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 1,850,000 1,850,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,850,000 ) .................................................................
1,850,000
a a a a a
Total Short Term Investments (Cost $ 16,277,161 ) ................................
16,677,189
a a a
Total Investments (Cost $ 265,734,903 ) 95.8% ...................................
$299,719,120
Other Assets, less Liabilities 4.2% .............................................
12,982,752
Net Assets 100.0% ...........................................................
$312,701,872
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at September 30, 2025.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $69,426,551, representing 22.2% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
Defaulted security or security for which income has been deemed uncollectible.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
g
Non-income producing.
h
The rate shown represents the yield at period end.
i
See Note 3 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Norwegian Krone ... MSCO Buy 18,480,000 1,693,967 10/10/25 $ 157,931 $ —
Euro ............. BNDP Buy 2,324,000 2,696,781 10/15/25 33,964 —
Euro ............. BNDP Sell 2,324,000 2,732,717 10/15/25 1,972 —
Euro ............. BOFA Buy 655,878 761,134 10/15/25 9,535 —
Euro ............. BOFA Sell 655,878 771,424 10/15/25 755 —
Euro ............. BZWS Buy 1,340,000 1,555,539 10/16/25 19,091 —
Euro ............. BZWS Sell 2,446,822 2,875,476 10/16/25 223 —
Euro ............. JPHQ Sell 2,447,000 2,876,165 10/16/25 703 —
Japanese Yen ...... BNDP Buy 239,887,530 1,644,637 10/16/25 — (19,960)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,825,844 10/16/25 — (39,245)
Japanese Yen ...... DBAB Buy 1,185,818,260 8,072,246 10/16/25 — (41,101)
Chilean Peso ...... HSBK Buy 798,100,000 851,743 10/27/25 — (21,516)
Chilean Peso ...... JPHQ Buy 902,400,000 962,776 10/27/25 — (24,050)
Malaysian Ringgit ... GSCO Buy 40,100,000 9,515,899 10/31/25 14,868 —
Brazilian Real ...... JPHQ Buy 41,631,946 7,263,709 11/04/25 492,528 —
Euro ............. DBAB Sell 1,307,617 15,490,000 NOK 11/12/25 13,418 —
Norwegian Krone ... DBAB Buy 25,371,000 2,450,952 11/12/25 91,902 —
Chinese Yuan ...... CITI Sell 13,826,173 1,944,609 11/17/25 — (1,551)
Chinese Yuan ...... JPHQ Sell 11,046,180 1,546,521 11/21/25 — (8,757)
Brazilian Real ...... JPHQ Buy 15,490,000 2,781,369 12/02/25 86,881 —
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,216,836 12/04/25 16,357 —
Mexican Peso ...... BNDP Buy 12,961,169 688,783 12/10/25 13,666 —
Mexican Peso ...... HSBK Buy 40,807,000 2,168,451 12/10/25 43,141 —
Chilean Peso ...... HSBK Buy 981,900,000 1,027,952 12/16/25 — (6,708)
Chinese Yuan ...... DBAB Sell 25,178,838 3,536,602 12/17/25 — (14,921)
Chinese Yuan ...... HSBK Sell 23,329,346 3,289,437 12/17/25 — (1,211)
Malaysian Ringgit ... GSCO Buy 37,580,000 8,968,974 12/17/25 — (19,362)
South Korean Won .. DBAB Buy 12,349,810,000 8,928,757 12/17/25 — (101,903)
South Korean Won .. HSBK Buy 6,991,300,000 5,062,564 12/17/25 — (65,630)
Australian Dollar .... DBAB Buy 2,688,000 1,783,992 1/22/26 — (3,295)
Australian Dollar .... MSCO Buy 6,160,000 4,085,189 1/22/26 — (4,425)
Chinese Yuan ...... MSCO Sell 48,270,000 6,834,671 1/26/26 9,348 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,737,099 2/13/26 — (11,228)
Chinese Yuan ...... CITI Sell 13,895,094 1,957,497 2/24/26 — (10,497)
Chinese Yuan ...... DBAB Sell 13,884,554 1,955,764 2/24/26 — (10,737)
Australian Dollar .... JPHQ Buy 1,807,000 1,164,910 2/25/26 32,379 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 13 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... BNDP Buy 35,665,397 1,884,067 2/27/26 $ 32,115 $ —
Mexican Peso ...... HSBK Buy 74,697,515 3,946,236 2/27/26 67,012 —
Japanese Yen ...... HSBK Buy 88,900,000 614,206 3/17/26 — (3,392)
Japanese Yen ...... MSCO Buy 79,300,000 547,964 3/17/26 — (3,109)
Mexican Peso ...... CITI Buy 132,090,000 7,048,183 3/24/26 28,784 —
Chinese Yuan ...... HSBK Sell 44,700,000 6,340,965 3/30/26 — (2,227)
Total Forward Exchange Contracts ................................................... $1,166,573 $(414,825)
Net unrealized appreciation (depreciation) ............................................ $751,748
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (144,741) $ — $ (144,741)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (143,859) — (143,859)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL 225 — 225
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (99,871) — (99,871)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 165,113 — 165,113
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 59,033 — 59,033
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 596,215 — 596,215
Total Interest Rate Swap Contracts ................................. $432,115 $ — $432,115
*
In U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Dynamic Income Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective October 1, 2025, Templeton Global Balanced Fund was renamed Templeton Global Dynamic Income Fund.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2025, the Fund held investments in affiliated management investment companies as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Dynamic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $5,983,330 $78,919,612 $(84,893,417) $— $— $9,525 9,525 $282,866
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $56,214,000 $(54,364,000) $— $— $1,850,000 1,850,000 $51,041
Total Affiliated Securities ... $5,983,330 $135,133,612 $(139,257,417) $— $— $1,859,525 $333,907
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Dynamic Income Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 2,447,917 $ — $ 2,447,917
France ............................... — 6,829,344 — 6,829,344
Germany ............................. — 19,723,809 — 19,723,809
Hong Kong ........................... — 2,430,782 — 2,430,782
Japan ............................... — 15,958,528 — 15,958,528
Netherlands ........................... — 8,075,358 — 8,075,358
South Korea .......................... — 5,124,014 — 5,124,014
Taiwan ............................... — 9,352,164 — 9,352,164
United Kingdom ........................ 4,308,486 16,978,778 — 21,287,264
United States .......................... 32,464,517 10,650,456 — 43,114,973
Equity-Linked Securities ................... — 32,703,660 — 32,703,660
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 112,922,609 — 112,922,609
U.S. Government and Agency Securities ....... — 3,068,943 — 3,068,943
Escrows and Litigation Trusts ............... — — 2,566 2,566
Short Term Investments ................... 1,859,525 14,817,664 — 16,677,189
Total Investments in Securities ........... $38,632,528 $261,084,026
b
$2,566 $299,719,120
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,166,573 $— $1,166,573
Swap Contracts ......................... — 820,586 — 820,586
Total Other Financial Instruments ......... $— $1,987,159 $— $1,987,159
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 414,825 — 414,825
Swap Contracts ......................... — 388,471 — 388,471
Total Other Financial Instruments ......... $— $803,296 $— $803,296
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $97,571,150, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NOK
Norwegian Krone
UYU
Uruguayan Peso
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
REIT
Real Estate Investment Trust
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day TIIEOIS ....................... 7.85%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.